Document and entity information	Jul. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 26, 2024
Entity Central Index Key	0001722482
Entity File Number	001-38912
Entity Registrant Name	Avantor, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2758923
Entity Address, Address Line One	Radnor Corporate Center, Building One, Suite 200
Entity Address, Address Line Two	100 Matsonford Road
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(610)
Local Phone Number	386-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AVTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false